Trade and Other Payables	12 Months Ended
Dec. 31, 2017
Trade and Other Payables
Trade and Other Payables

(21)Trade and Other Payables

Details are as follows:

	Thousands of Euros
	31/12/2017	31/12/2016
Suppliers	423,096	461,073
VAT payable	8,827	10,048
Taxation authorities, withholdings payable	24,084	23,700
Social security payable	11,741	11,422
Other public entities	97,068	97,724

Other payables	141,720	142,894
Current income tax liabilities	6,709	7,957

	571,525	611,924

Suppliers

Details of balances with related parties are shown in note 31.

The Group’s exposure to currency risk and liquidity risk associated with trade and other payables is described in note 30.